Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Empower Large Cap Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	MXGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Large Cap Growth Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Growth Fund (Institutional Class/MXGSX)	$ 62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Net Assets	$ 2,309,000,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 6,200,000
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,309M
Total number of portfolio holdings	105
Total advisory fee paid	$ 6.2M
Portfolio turnover rate as of the end of the reporting period (not annualized)	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages
of the total investments of the Fund.
Top Ten Holdings
Alphabet Inc Class C	6.32%
NVIDIA Corp	6.30%
Apple Inc	5.51%
Advanced Micro Devices Inc	4.17%
Eli Lilly & Co	3.58%
Amphenol Corp Class A	2.94%
Amazon.com Inc	2.74%
Microsoft Corp	2.58%
ASML Holding NV	2.55%
Broadcom Inc	2.15%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet Inc Class C	6.32%
NVIDIA Corp	6.30%
Apple Inc	5.51%
Advanced Micro Devices Inc	4.17%
Eli Lilly & Co	3.58%
Amphenol Corp Class A	2.94%
Amazon.com Inc	2.74%
Microsoft Corp	2.58%
ASML Holding NV	2.55%
Broadcom Inc	2.15%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Large Cap Growth Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Large Cap Growth Fund
Class Name	Investor Class
Trading Symbol	MXLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Large Cap Growth Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Growth Fund (Investor Class/MXLGX)	$ 100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Net Assets	$ 2,309,000,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 6,200,000
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,309M
Total number of portfolio holdings	105
Total advisory fee paid	$ 6.2M
Portfolio turnover rate as of the end of the reporting period (not annualized)	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages
of the total investments of the Fund.
Top Ten Holdings
Alphabet Inc Class C	6.32%
NVIDIA Corp	6.30%
Apple Inc	5.51%
Advanced Micro Devices Inc	4.17%
Eli Lilly & Co	3.58%
Amphenol Corp Class A	2.94%
Amazon.com Inc	2.74%
Microsoft Corp	2.58%
ASML Holding NV	2.55%
Broadcom Inc	2.15%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet Inc Class C	6.32%
NVIDIA Corp	6.30%
Apple Inc	5.51%
Advanced Micro Devices Inc	4.17%
Eli Lilly & Co	3.58%
Amphenol Corp Class A	2.94%
Amazon.com Inc	2.74%
Microsoft Corp	2.58%
ASML Holding NV	2.55%
Broadcom Inc	2.15%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Large Cap Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	MXVHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Large Cap Value Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Institutional Class/MXVHX)	$ 63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Net Assets	$ 2,251,000,000
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 6,200,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,251M
Total number of portfolio holdings	174
Total advisory fee paid	$ 6.2M
Portfolio turnover rate as of the end of the reporting period (not annualized)	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages
of the total investments of the Fund.
Top Ten Holdings
Apple Inc	5.09%
Microsoft Corp	5.02%
Amazon.com Inc	4.62%
Citigroup Inc	2.87%
Cisco Systems Inc	1.94%
Exxon Mobil Corp	1.91%
Philip Morris International Inc	1.79%
Charles Schwab Corp	1.66%
Bank of America Corp	1.60%
Southwest Airlines Co	1.51%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Apple Inc	5.09%
Microsoft Corp	5.02%
Amazon.com Inc	4.62%
Citigroup Inc	2.87%
Cisco Systems Inc	1.94%
Exxon Mobil Corp	1.91%
Philip Morris International Inc	1.79%
Charles Schwab Corp	1.66%
Bank of America Corp	1.60%
Southwest Airlines Co	1.51%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Large Cap Value Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Large Cap Value Fund
Class Name	Investor Class
Trading Symbol	MXEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Large Cap Value Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Investor Class/MXEQX)	$ 102	0.96%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.96%
Net Assets	$ 2,251,000,000
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 6,200,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,251M
Total number of portfolio holdings	174
Total advisory fee paid	$ 6.2M
Portfolio turnover rate as of the end of the reporting period (not annualized)	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments
of the Fund.
Top Ten Holdings
Apple Inc	5.09%
Microsoft Corp	5.02%
Amazon.com Inc	4.62%
Citigroup Inc	2.87%
Cisco Systems Inc	1.94%
Exxon Mobil Corp	1.91%
Philip Morris International Inc	1.79%
Charles Schwab Corp	1.66%
Bank of America Corp	1.60%
Southwest Airlines Co	1.51%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Apple Inc	5.09%
Microsoft Corp	5.02%
Amazon.com Inc	4.62%
Citigroup Inc	2.87%
Cisco Systems Inc	1.94%
Exxon Mobil Corp	1.91%
Philip Morris International Inc	1.79%
Charles Schwab Corp	1.66%
Bank of America Corp	1.60%
Southwest Airlines Co	1.51%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Large Cap Value Fund - Investor II
Shareholder Report [Line Items]
Fund Name	Empower Large Cap Value Fund
Class Name	Investor II
Trading Symbol	MXHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Large Cap Value Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Investor II Class/MXHAX)	$ 86	0.81%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.81%
Net Assets	$ 2,251,000,000
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 6,200,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,251M
Total number of portfolio holdings	174
Total advisory fee paid	$ 6.2M
Portfolio turnover rate as of the end of the reporting period (not annualized)	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Apple Inc	5.09%
Microsoft Corp	5.02%
Amazon.com Inc	4.62%
Citigroup Inc	2.87%
Cisco Systems Inc	1.94%
Exxon Mobil Corp	1.91%
Philip Morris International Inc	1.79%
Charles Schwab Corp	1.66%
Bank of America Corp	1.60%
Southwest Airlines Co	1.51%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Apple Inc	5.09%
Microsoft Corp	5.02%
Amazon.com Inc	4.62%
Citigroup Inc	2.87%
Cisco Systems Inc	1.94%
Exxon Mobil Corp	1.91%
Philip Morris International Inc	1.79%
Charles Schwab Corp	1.66%
Bank of America Corp	1.60%
Southwest Airlines Co	1.51%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower S&P 500® Index Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower S&P 500® Index Fund
Class Name	Institutional Class
Trading Symbol	MXKWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower S&P 500® Index Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P 500 ® Index Fund (Institutional Class/MXKWX)	$ 13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Net Assets	$ 10,494,000,000
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 5,400,000
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 10,494M
Total number of portfolio holdings	506
Total advisory fee paid	$ 5.4M
Portfolio turnover rate as of the end of the reporting period (not annualized)	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments
of the Fund.
Top Ten Holdings
NVIDIA Corp	7.43%
Apple Inc	6.52%
Microsoft Corp	4.25%
Amazon.com Inc	3.58%
Alphabet Inc Class A	3.21%
Broadcom Inc	2.74%
Alphabet Inc Class C	2.56%
Micron Technology Inc	2.00%
Meta Platforms Inc Class A	1.90%
Tesla Inc	1.82%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp	7.43%
Apple Inc	6.52%
Microsoft Corp	4.25%
Amazon.com Inc	3.58%
Alphabet Inc Class A	3.21%
Broadcom Inc	2.74%
Alphabet Inc Class C	2.56%
Micron Technology Inc	2.00%
Meta Platforms Inc Class A	1.90%
Tesla Inc	1.82%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower S&P 500® Index Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower S&P 500® Index Fund
Class Name	Investor Class
Trading Symbol	MXVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower S&P 500® Index Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P 500 ® Index Fund (Investor Class/MXVIX)	$ 49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Net Assets	$ 10,494,000,000
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 5,400,000
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 10,494M
Total number of portfolio holdings	506
Total advisory fee paid	$ 5.4M
Portfolio turnover rate as of the end of the reporting period (not annualized)	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments
of the Fund.
Top Ten Holdings
NVIDIA Corp	7.43%
Apple Inc	6.52%
Microsoft Corp	4.25%
Amazon.com Inc	3.58%
Alphabet Inc Class A	3.21%
Broadcom Inc	2.74%
Alphabet Inc Class C	2.56%
Micron Technology Inc	2.00%
Meta Platforms Inc Class A	1.90%
Tesla Inc	1.82%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp	7.43%
Apple Inc	6.52%
Microsoft Corp	4.25%
Amazon.com Inc	3.58%
Alphabet Inc Class A	3.21%
Broadcom Inc	2.74%
Alphabet Inc Class C	2.56%
Micron Technology Inc	2.00%
Meta Platforms Inc Class A	1.90%
Tesla Inc	1.82%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.